Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Summary Of Notional Transaction Amounts And Fair Values

(Dollars in thousands)	Notional Average	Amount Rec Rate	Average	Fair
	Pay Rate			Value

Interest rate swap	$60,000	0.22%	1.10%	$(3)

Schedule Of Interest Rate Swaps Classified

(Dollars in millions)	Level 1	Level 2	Level 3	Total

Liabilities
Interest rate swap	$—	$—	$—	$—
Contingent consideration	—	—	4.8	4.8